Annual Operating Expenses {- Fidelity U.S. Low Volatility Equity Fund} - 04.30 Fidelity U.S. Low Volatility Equity Fund PRO-03 - Fidelity U.S. Low Volatility Equity Fund - Fidelity U.S. Low Volatility Equity Fund
Jun. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.77%